RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN	12 Months Ended
Mar. 31, 2014
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Text Block]
NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Total	Series 7	Series 9	Series 10
Net income (loss) for financial reporting purposes, March 31, 2014	$1,764,877	$-	$(37,650)	$174,126

Operating limited partnership rents received in advance	60	-	-	-

Accrued partnership management fees not recognized (recognized) for tax purposes	(1,715,077)	-	82,528	(245,472)

Other	12,100,950	-	1,243,667	2,338,708

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(1,286,395)	-	(88,096)	(170,438)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(516,404)	-	(76,130)	(76,814)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,648,947)	-	(122,360)	(260,155)

Income (loss) for tax return purposes, December 31, 2013	$7,699,064	$-	$1,001,959	$1,759,955

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 11	Series 12	Series 14
Net income (loss) for financial reporting purposes, March 31, 2014	$(95,260)	$693,634	$1,030,027

Operating limited partnership rents received in advance	-	60	-

Accrued partnership management fees not recognized (recognized) for tax purposes	(750)	(571,704)	(979,679)

Other	890,187	4,232,114	3,396,274

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(322,392)	(211,967)	(493,502)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(85,332)	(88,950)	(189,178)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,984)	(923,136)	(1,338,312)

Income (loss) for tax return purposes, December 31, 2013	$381,469	$3,130,051	$1,425,630

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Total	Series 7	Series 9	Series 10
Net income (loss) for financial reporting purposes, March 31, 2013	$121,234	$-	$77,368	$(49,977)

Operating limited partnership rents received in advance	(135)	-	-	-

Accrued partnership management fees not recognized (recognized) for tax purposes	(484,374)	-	(282,823)	(322,624)

Other	13,461,378	-	4,392,444	314,785

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(1,878,168)	-	(213,903)	(236,913)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(615,198)	-	(108,871)	(93,265)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(738,533)	-	(179,592)	(82,932)

Income (loss) for tax return purposes, December 31, 2012	$9,866,204	$-	$3,684,623	$(470,926)

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 11	Series 12	Series 14
Net income (loss) for financial reporting purposes, March 31, 2013	$(22,413)	$49,560	$66,696

Operating limited partnership rents received in advance	-	-	(135)

Accrued partnership management fees not recognized (recognized) for tax purposes	68,632	(37,065)	89,506

Other	50,084	1,738,153	6,965,912

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(420,925)	(244,848)	(761,579)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(70,011)	(132,852)	(210,199)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(109,056)	(11,606)	(355,347)

Income (loss) for tax return purposes, December 31, 2012	$(503,689)	$1,361,342	$5,794,854

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2014 are as follows:

	Total	Series 7	Series 9	Series 10

Investments in operating limited partnerships - tax return December 31, 2013	$(30,447,522)	$-	$(5,659,111)	$(3,680,320)

Add back losses not recognized under the equity method	23,128,112	-	3,765,371	2,653,102

Impairment loss in investments in operating limited partnerships	(2,314,771)	-	(151,618)	(252,659)

Less share of loss - three months ended March 31, 2014	(514,213)	-	-	-

Other	10,148,394	-	2,045,358	1,279,877

Investments in operating limited partnerships - as reported, March 31, 2014	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2014 are as follows:

	Series 11	Series 12	Series 14

Investments in operating limited partnerships - tax return December 31, 2013	$(6,956,487)	$(5,005,354)	$(9,146,250)

Add back losses not recognized under the equity method	5,203,502	3,720,151	7,785,986

Impairment loss in investments in operating limited partnerships	(282,491)	(62,060)	(1,565,943)

Less share of loss - three months ended March 31, 2014	-	(130,802)	(383,411)

Other	2,035,476	1,478,065	3,309,618

Investments in operating limited partnerships - as reported, March 31, 2014	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013 are as follows:

	Total	Series 7	Series 9	Series 10

Investments in operating limited partnerships - tax return December 31, 2012	$(38,413,564)	$-	$(6,647,910)	$(5,453,975)

Add back losses not recognized under the equity method	28,772,360	-	4,753,015	3,593,274

Impairment loss in investments in operating limited partnerships	(2,545,068)	-	(151,618)	(457,341)

Less share of loss - three months ended March 31, 2013	(655,610)	-	-	-

Other	12,841,882	-	2,046,513	2,318,042

Investments in operating limited partnerships - as reported, March 31, 2013	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013 are as follows:

	Series 11	Series 12	Series 14

Investments in operating limited partnerships - tax return December 31, 2012	$(7,323,615)	$(8,290,033)	$(10,698,031)

Add back losses not recognized under the equity method	4,915,654	6,302,487	9,207,930

Impairment loss in investments in operating limited partnerships	(282,491)	(102,414)	(1,551,204)

Less share of loss - three months ended March 31, 2013	-	(158,916)	(496,694)

Other	2,690,452	2,248,876	3,537,999

Investments in operating limited partnerships - as reported, March 31, 2013	$-	$-	$-